Statement of Stockholders' Deficit (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Deficit Accumulated During Development Stage [Member]	Total
Balance at Feb. 27, 2014
Balance, shares at Feb. 27, 2014
Founders' shares, issued for services rendered on February 28, 2014 at $0.0001 per share	2,100			2,100
Founders' shares, issued for services rendered on February 28, 2014 at $0.0001 per share, shares	21,000,000
Net loss for the period			(22,606)	(22,606)
Balance at Mar. 31, 2014	$ 2,100		$ (22,606)	$ (20,506)
Balance, shares at Mar. 31, 2014	21,000,000